Share-Based Compensation - Summary of Restricted Stock Units (Detail) - RSUs [Member] - 2015 EIP [Member] - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	6,708,799	2,949,911
Granted	18,369,012	4,255,277
Forfeited	(796,753)	(496,389)
Non-vested balance, ending	21,539,768	6,708,799
Non-vested units, Beginning balance	$ 12.48	$ 11.11
Weighted Average Grant Date Fair Value,Granted		13.39
Weighted Average Grant Date Fair Value,Forfeited		12.43
Non-vested units , Ending balance		$ 12.48
Vested	(2,741,290)